Investment Objectives and Goals - BNY Mellon Midcap Index Fund, Inc.	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the performance of the S&P MidCap 400® Index.